Average Annual Total Returns - Delaware Investments Ultrashort Fund	ICE BofA US 6-Month Treasury Bill Index 1 year	ICE BofA US 6-Month Treasury Bill Index 5 years	ICE BofA US 6-Month Treasury Bill Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Class L 1 year	Class L 5 years	Class L 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	none	none	none	(1.97%)	1.02%	0.60%	(2.16%)	0.42%	0.26%	(1.16%)	0.52%	0.31%	(1.01%)	1.44%	0.80%	(0.01%)	1.42%	0.80%	(0.01%)	1.44%	1.34%	Jan. 05, 2016